Supplemental Cash flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Disclosure of Detailed Information about Non-Cash Changes in Working Capital
The non-cash changes in working capital during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
(Increase) decrease in trade and other receivables	$(3,815)	$157
Decrease in inventories	20,221	20,545
Decrease (increase) in prepaid expenses and other current assets	2,840	(15,351)
Increase (decrease) in accounts payable and accrued liabilities	37,410	(20,544)
Non-cash changes in working capital	$56,656	$(15,193)